Financial instruments and financial risk management - Analysis of the contractual maturities (Details) - CAD ($)	Sep. 30, 2019	Dec. 31, 2018
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	$ 1,689,132	$ 1,671,874
Between one and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Trade payables | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	836,287	718,953
Trade payables | Between one and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Trade payables | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Accrued liabilities | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	349,691	543,908
Accrued liabilities | Between one and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Accrued liabilities | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Customer deposits and contract liabilities | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	500,039	402,783
Customer deposits and contract liabilities | Between one and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Customer deposits and contract liabilities | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Shareholder loan | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	3,115	6,230
Shareholder loan | Between one and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	0	0
Shareholder loan | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total non-derivative financial liabilities	$ 0	$ 0